Cover	Mar. 31, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Amendment”) is being filed to correct the Current Report on Form 8-K (the “Original Report”) filed by Roadzen Inc. on April 1, 2025, which inadvertently omitted the opinion of Greenberg Traurig, LLP (the “Opinion”) as an exhibit under Item 9.01. The sole purpose of this Amendment is to include the Opinion as an exhibit under Item 9.01, and to reflect that the closing of the transactions described in the Original Report occurred on April 1, 2025. No other changes have been made to the Original Report.
Document Period End Date	Mar. 31, 2025
Entity File Number	001-41094
Entity Registrant Name	ROADZEN INC.
Entity Central Index Key	0001868640
Entity Tax Identification Number	98-1600102
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	111 Anza Blvd
Entity Address, Address Line Two	Suite 109
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	347
Local Phone Number	745-6448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	RDZN
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	RDZNW
Security Exchange Name	NASDAQ